UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Boston Income Portfolio

October 31, 2015

Portfolio of Investments

Corporate Bonds & Notes — 84.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$12,545	$13,250,656
Bombardier, Inc., 7.50%, 3/15/25(1)	7,040	5,491,200
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	12,332,250
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,110,450
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,428,000
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,958,300
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,559,900

		$71,130,756

Air Transportation — 0.2%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$11,205,600

		$11,205,600

Automotive & Auto Parts — 3.0%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,265,094
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	20,070	20,371,050
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	34,910	37,528,250
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	9,590	9,637,950
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,802,754
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,032,602
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,215,308
Navistar International Corp., 8.25%, 11/1/21	20,215	15,830,872
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	27,990	30,719,025
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	28,300	29,361,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,234,562
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,719,082
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,196,325

		$168,914,124

Banks & Thrifts — 0.9%
Ally Financial, Inc., 5.50%, 2/15/17	$16,320	$16,891,200
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,302,300
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,818,750
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,641,281
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,378,594
CIT Group, Inc., 5.50%, 2/15/19(1)	7,785	8,291,025
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	3,955	4,296,119

		$52,619,269

Security	Principal Amount (000’s omitted)	Value

Broadcasting — 2.0%
AMC Networks, Inc., 7.75%, 7/15/21	$12,520	$13,490,300
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	9,059,812
Netflix, Inc., 5.50%, 2/15/22(1)	15,340	16,260,400
Netflix, Inc., 5.875%, 2/15/25(1)	12,080	12,835,000
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,868,718
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	21,783	23,052,949
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,902,579
Tribune Media Co., 5.875%, 7/15/22(1)	12,135	12,499,050
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,159,050

		$114,127,858

Building Materials — 1.9%
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	$7,635	$7,921,313
Building Materials Corp. of America, 5.375%, 11/15/24(1)	13,140	13,583,475
Building Materials Corp. of America, 6.00%, 10/15/25(1)	12,495	13,338,412
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,293,012
HD Supply, Inc., 7.50%, 7/15/20	18,815	20,132,050
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,434,375
Nortek, Inc., 8.50%, 4/15/21	5,160	5,495,400
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,555,106
USG Corp., 5.50%, 3/1/25(1)	1,695	1,750,088
USG Corp., 5.875%, 11/1/21(1)	7,265	7,691,819

		$106,195,050

Cable / Satellite TV — 5.9%
Altice Financing SA, 6.625%, 2/15/23(1)	$12,290	$12,351,450
Altice Finco SA, 7.625%, 2/15/25(1)	1,765	1,676,750
Altice Luxembourg SA, 7.625%, 2/15/25(1)	6,140	5,661,080
Altice Luxembourg SA, 7.75%, 5/15/22(1)	13,190	12,728,350
Cable One, Inc., 5.75%, 6/15/22(1)	6,150	6,319,125
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,404,212
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,433,646
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,304,462
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,653,438
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,822,612
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	3,150	3,240,563
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,390,000

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CSC Holdings, LLC, 5.25%, 6/1/24	$1,900	$1,675,781
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	12,566,295
CSC Holdings, LLC, 7.625%, 7/15/18	7,070	7,520,712
DISH DBS Corp., 5.875%, 7/15/22	14,220	13,971,150
DISH DBS Corp., 5.875%, 11/15/24	7,315	7,015,085
DISH DBS Corp., 6.75%, 6/1/21	30,172	31,454,310
Neptune Finco Corp., 10.125%, 1/15/23(1)	17,855	18,926,300
Neptune Finco Corp., 10.875%, 10/15/25(1)	20,770	22,171,975
Numericable-SFR SAS, 4.875%, 5/15/19(1)	7,765	7,842,650
Numericable-SFR SAS, 6.00%, 5/15/22(1)	24,555	24,677,775
Numericable-SFR SAS, 6.25%, 5/15/24(1)	2,925	2,932,313
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,084,313
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,766,035
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,769,625
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	9,873	10,551,769
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	9,675	10,267,594
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,308,250
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,375,194
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,526,237
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,100,925
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	5,947,875

		$331,437,851

Capital Goods — 1.1%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$10,495	$9,156,887
Anixter, Inc., 5.50%, 3/1/23(1)	9,930	10,277,550
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,550,325
HRG Group, Inc., 7.875%, 7/15/19	13,300	14,147,875
HRG Group, Inc., 7.875%, 7/15/19(1)	13,640	14,509,550
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,745,375

		$59,387,562

Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$14,675	$15,555,500
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	1,495	1,523,031
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	19,540	16,706,700
Tronox Finance, LLC, 6.375%, 8/15/20	16,630	11,927,036
Tronox Finance, LLC, 7.50%, 3/15/22(1)	4,605	3,269,550
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	9,997,575
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,590,625

		$61,570,017

Security	Principal Amount (000’s omitted)	Value

Consumer Products — 2.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$48,695	$47,964,575
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	15,801,400
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,180,237
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	4,115	4,351,613
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	15,435	16,534,744
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,485,625
Tempur Sealy International, Inc., 5.625%, 10/15/23(1)	8,905	9,361,381
Tempur Sealy International, Inc., 6.875%, 12/15/20	9,421	10,127,575
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	14,965	15,675,837

		$131,482,987

Containers — 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.337%, 12/15/19(1)(4)	$5,475	$5,406,562
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	3,841,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,120,894
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,840,261
Berry Plastics Corp., 6.00%, 10/15/22(1)	10,130	10,636,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,905	1,909,763
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,235,922
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,438,200
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,740,662
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	33,920	35,743,200

		$96,913,464

Diversified Financial Services — 2.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,625	$1,673,750
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	4,465	4,632,438
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	3,470	3,552,413
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,543,937
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	3,954	3,969,097
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,782,966
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,135	7,482,831
International Lease Finance Corp., 4.625%, 4/15/21	3,890	4,035,875

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
International Lease Finance Corp., 8.25%, 12/15/20	$16,365	$19,597,087
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,158,606
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,784,687
Navient Corp., 5.50%, 1/15/19	15,080	15,023,450
Navient Corp., 5.875%, 10/25/24	6,255	5,606,044
Navient Corp., 7.25%, 1/25/22	2,485	2,467,916
Navient Corp., 8.00%, 3/25/20	10,785	11,459,062
Quicken Loans, Inc., 5.75%, 5/1/25(1)	6,200	6,176,750

		$112,946,909

Diversified Media — 0.9%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,280,031
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,350,981
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,042,594
IAC/InterActiveCorp, 4.875%, 11/30/18	13,475	13,896,094
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,620,688
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,657,000
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,815,381

		$52,662,769

Energy — 11.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$4,992,794
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	23,940	25,376,400
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,627,250
Antero Resources Corp., 5.375%, 11/1/21	16,185	14,971,125
Antero Resources Corp., 5.625%, 6/1/23(1)	11,100	10,267,500
Antero Resources Corp., 6.00%, 12/1/20	2,115	2,040,975
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	10,270	9,653,800
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,850	7,866,250
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,760	5,745,600
Chesapeake Energy Corp., 3.571%, 4/15/19(4)	10,910	7,064,225
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	10,772,867
Chesapeake Energy Corp., 7.25%, 12/15/18	8,855	7,172,550
Concho Resources, Inc., 5.50%, 4/1/23	27,330	27,603,300
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,925,113
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,742,563
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,705,656

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	$12,150	$12,575,250
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	18,658,812
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	2,499,225
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	17,395	16,786,175
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	4,987,125
Energy Transfer Equity, L.P., 5.875%, 1/15/24	28,810	28,054,458
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	8,609,194
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	8,145,250
Gulfport Energy Corp., 6.625%, 5/1/23	14,100	12,972,000
Gulfport Energy Corp., 7.75%, 11/1/20	22,880	22,765,600
Halcon Resources Corp., 8.625%, 2/1/20(1)	2,841	2,461,016
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,303,500
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,605,000
Laredo Petroleum, Inc., 7.375%, 5/1/22	5,333	5,293,003
Matador Resources Co., 6.875%, 4/15/23	18,470	18,608,525
Memorial Resource Development Corp., 5.875%, 7/1/22	32,005	30,324,737
Noble Energy, Inc., 5.625%, 5/1/21	9,020	9,156,897
Noble Energy, Inc., 5.875%, 6/1/22	13,460	13,576,254
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	6,520	5,770,200
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	13,171,675
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	14,565	13,618,275
Precision Drilling Corp., 6.50%, 12/15/21	4,905	4,291,875
Range Resources Corp., 5.00%, 8/15/22	4,700	4,206,256
RSP Permian, Inc., 6.625%, 10/1/22	15,425	15,347,875
RSP Permian, Inc., 6.625%, 10/1/22(1)	6,580	6,547,100
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	19,451,250
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	13,190,016
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	19,805	19,062,312
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,075	1,040,063
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	12,803,062
Sabine Pass LNG, L.P., 7.50%, 11/30/16	18,285	18,959,259
SESI, LLC, 6.375%, 5/1/19	6,055	6,009,588
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	13,075	11,963,625
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	21,196,500
Seventy Seven Energy, Inc., 6.50%, 7/15/22	8,790	2,702,925
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	2,315,313
SM Energy Co., 6.125%, 11/15/22	4,360	4,261,900

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
SM Energy Co., 6.50%, 11/15/21	$11,000	$11,000,000
SM Energy Co., 6.50%, 1/1/23	10,125	10,027,759
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	9,265	9,380,812
Tesoro Corp., 5.375%, 10/1/22	11,035	11,241,906
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	3,100	3,224,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	7,445	7,780,025
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	7,250	3,443,750
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	1,910	1,722,698

		$638,640,008

Entertainment / Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,609,025
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,637,200

		$11,246,225

Environmental — 0.6%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$17,195	$18,140,725
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,986,748
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,768,050
Covanta Holding Corp., 6.375%, 10/1/22	6,470	6,825,850

		$33,721,373

Food & Drug Retail — 0.5%
Rite Aid Corp., 6.125%, 4/1/23(1)	$26,925	$29,112,656

		$29,112,656

Food / Beverage / Tobacco — 1.7%
Constellation Brands, Inc., 4.25%, 5/1/23	$15,225	$15,624,656
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,968,000
Dean Foods Co., 6.50%, 3/15/23(1)	28,905	30,567,037
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	20,540	21,053,500
Post Holdings, Inc., 6.00%, 12/15/22(1)	4,205	4,241,794
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,883,063
Post Holdings, Inc., 7.75%, 3/15/24(1)	7,925	8,489,656
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,311,938
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,708,500

		$93,848,144

Gaming — 1.9%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$651	$673,050

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$5,297	$3,575,777
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	10,810,575
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,364,200
MGM Resorts International, 6.00%, 3/15/23	12,500	12,781,250
MGM Resorts International, 7.75%, 3/15/22	24,755	27,570,881
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	13,731	10,693,083
Station Casinos, LLC, 7.50%, 3/1/21	8,595	9,218,138
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	21,470	21,845,725
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(8)	9,455	5,472,081

		$106,004,760

Health Care — 11.9%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$9,815	$8,980,725
Alere, Inc., 6.375%, 7/1/23(1)	13,745	14,329,162
Alere, Inc., 6.50%, 6/15/20	5,330	5,529,875
Alere, Inc., 7.25%, 7/1/18	2,470	2,584,238
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	13,646	12,793,125
AmSurg Corp., 5.625%, 11/30/20	10,540	10,777,150
AmSurg Corp., 5.625%, 7/15/22	9,090	8,965,013
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,830,578
Centene Corp., 4.75%, 5/15/22	4,335	4,335,000
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,014,350
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	21,770	22,042,125
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	25,450	26,213,500
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	29,335	28,894,975
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	20,510,606
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	19,882,350
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	7,620	7,581,900
Endo Finance, LLC/Endo Finco, Inc., 7.25%, 12/15/20(1)	4,473	4,646,329
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	1,280	1,334,400
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	12,030	12,090,150
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	7,805	7,805,000
ExamWorks Group, Inc., 5.625%, 4/15/23	8,618	8,995,038
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,956,719
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,819,925

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	$6,580	$6,826,750
HCA, Inc., 6.50%, 2/15/20	12,235	13,718,494
HCA, Inc., 7.50%, 2/15/22	10,400	12,012,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,704,337
HealthSouth Corp., 5.75%, 11/1/24(1)	5,670	5,698,350
HealthSouth Corp., 5.75%, 9/15/25(1)	7,725	7,686,375
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	5,830	5,975,750
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,230,650
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	19,055	16,577,850
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	9,975,562
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	39,735	39,884,006
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	19,860,876
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	6,180	5,955,975
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	6,195	5,668,425
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	22,380	21,149,100
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	31,540	32,249,650
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	9,067,800
Sterigenics-Nordion Holdings, LLC, 6.50%, 5/15/23(1)	9,345	9,426,769
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	10,440	10,544,400
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,315,500
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,414,175
Tenet Healthcare Corp., 6.75%, 6/15/23	4,590	4,607,213
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	32,533,750
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	5,520	4,664,400
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	22,785	19,253,325
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	23,660	19,963,125
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	22,011,975
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,256,852
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	23,219,325

		$666,364,992

Homebuilders / Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$9,345	$9,882,337
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	9,190	9,178,513
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	11,755	11,813,775

		$30,874,625

Security	Principal Amount (000’s omitted)	Value

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$17,223,365
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	12,110	12,352,200
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,422,125

		$35,997,690

Insurance — 1.0%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$9,155	$8,949,012
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	11,815,000
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,215,719
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	21,475	21,448,156

		$58,427,887

Leisure — 0.8%
NCL Corp., Ltd., 5.00%, 2/15/18	$7,600	$7,733,000
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,113,969
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	2,185	2,256,624
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,829,000
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,571,500
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	17,900,613

		$46,404,706

Metals / Mining — 0.9%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$19,385,056
IAMGOLD Corp., 6.75%, 10/1/20(1)	7,690	5,844,400
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,597,125
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	7,352,812
Novelis, Inc., 8.375%, 12/15/17	4,800	4,859,400
SunCoke Energy, Inc., 7.625%, 8/1/19	326	331,950
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	10,855	9,063,925
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,535	1,281,725

		$52,716,393

Paper — 0.0%(9)
Domtar Corp., 10.75%, 6/1/17	$1,855	$2,095,835

		$2,095,835

Publishing / Printing — 0.6%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$23,545	$25,899,500

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Publishing / Printing (continued)
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$5,415	$5,530,069

		$31,429,569

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$3,785	$3,821,904
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,416,950

		$9,238,854

Restaurants — 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,394,163
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	26,595	27,871,560
NPC International, Inc., 10.50%, 1/15/20	21,695	22,942,462
Yum! Brands, Inc., 3.75%, 11/1/21	4,335	4,092,084
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,059,127
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,740,962

		$76,100,358

Services — 5.2%
Acosta, Inc., 7.75%, 10/1/22(1)	$27,315	$26,495,550
Audatex North America, Inc., 6.00%, 6/15/21(1)	17,830	18,021,851
Audatex North America, Inc., 6.125%, 11/1/23(1)	8,000	8,080,000
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	11,115	11,309,512
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	8,105	8,165,788
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	22,925	24,099,906
CEB, Inc., 5.625%, 6/15/23(1)	3,690	3,759,188
Emdeon, Inc., 6.00%, 2/15/21(1)	6,105	6,005,794
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	9,047,194
Hertz Corp. (The), 6.25%, 10/15/22	4,780	4,947,300
IHS, Inc., 5.00%, 11/1/22	9,300	9,427,875
Laureate Education, Inc., 10.00%, 9/1/19(1)	72,575	57,969,281
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	27,300,150
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,411,500
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	9,685	9,951,337
TMS International Corp., 7.625%, 10/15/21(1)	8,380	7,709,600
United Rentals North America, Inc., 6.125%, 6/15/23	7,630	8,000,055
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	19,491,050
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,474,463
United Rentals North America, Inc., 8.25%, 2/1/21	552	583,740
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	9,950	8,656,500

		$290,907,634

Security	Principal Amount (000’s omitted)	Value

Steel — 0.2%
ArcelorMittal, 7.00%, 2/25/22	$3,775	$3,605,125
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	13,584	9,305,040

		$12,910,165

Super Retail — 4.5%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$24,930	$26,301,150
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	7,495	2,585,775
Dollar Tree, Inc., 5.25%, 3/1/20(1)	9,275	9,715,563
Dollar Tree, Inc., 5.75%, 3/1/23(1)	32,155	34,044,106
Hot Topic, Inc., 9.25%, 6/15/21(1)	24,505	23,769,850
L Brands, Inc., 6.625%, 4/1/21	21,680	24,661,000
L Brands, Inc., 6.875%, 11/1/35(1)	17,520	18,330,300
L Brands, Inc., 8.50%, 6/15/19	12,810	15,179,850
Levi Strauss & Co., 6.875%, 5/1/22	10,830	11,926,537
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	7,049,000
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	7,001,300
Party City Holdings, Inc., 6.125%, 8/15/23(1)	16,510	17,087,850
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	10,965	11,307,656
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	15,360	15,667,200
PVH Corp., 7.75%, 11/15/23	13,090	15,413,475
rue21, Inc., 9.00%, 10/15/21(1)	9,420	7,865,700
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,499,700

		$252,406,012

Technology — 6.7%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$5,685	$5,869,762
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	10,918,400
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	37,248,050
Avaya, Inc., 9.00%, 4/1/19(1)	11,110	9,110,200
Avaya, Inc., 10.50%, 3/1/21(1)	12,486	4,900,750
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,501,344
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	20,950	21,316,625
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,412,088
First Data Corp., 5.375%, 8/15/23(1)	15,405	15,886,406
First Data Corp., 6.75%, 11/1/20(1)	9,464	9,996,350
First Data Corp., 7.00%, 12/1/23(1)(10)	40,970	41,891,825
First Data Corp., 10.625%, 6/15/21	7,039	7,874,881
First Data Corp., 11.25%, 1/15/21	9,513	10,537,550
First Data Corp., 11.75%, 8/15/21	9,484	10,834,899
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	14,270	15,233,225
Infor (US), Inc., 5.75%, 8/15/20(1)	7,875	8,052,187
Infor (US), Inc., 6.50%, 5/15/22(1)	14,365	13,646,750

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	$10,980	$9,545,683
Italics Merger Sub, Inc., 7.125%, 7/15/23(1)	11,620	11,555,974
Micron Technology, Inc., 5.25%, 8/1/23(1)	10,070	9,863,464
Micron Technology, Inc., 5.50%, 2/1/25	2,090	1,995,950
Micron Technology, Inc., 5.625%, 1/15/26(1)	6,230	5,871,775
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,697,230
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,621,625
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,724,619
Plantronics, Inc., 5.50%, 5/31/23(1)	12,395	12,642,900
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	12,970	13,650,925
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	7,852,950
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	6,801,275
Zebra Technologies Corp., 7.25%, 10/15/22	30,495	33,277,669

		$374,333,331

Telecommunications — 6.4%
CenturyLink, Inc., 6.75%, 12/1/23	$11,330	$11,287,512
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	2,480	2,305,160
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	8,135,950
Digicel, Ltd., 6.75%, 3/1/23(1)	11,460	10,371,300
Frontier Communications Corp., 6.25%, 9/15/21	8,095	7,269,310
Frontier Communications Corp., 6.875%, 1/15/25	9,340	8,105,691
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,425,500
Frontier Communications Corp., 10.50%, 9/15/22(1)	11,165	11,611,600
Frontier Communications Corp., 11.00%, 9/15/25(1)	21,905	23,013,831
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,948,053
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	9,552,600
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	1,850	1,678,875
Intelsat Luxembourg SA, 7.75%, 6/1/21	15,510	9,228,450
Intelsat Luxembourg SA, 8.125%, 6/1/23	16,365	9,778,088
Level 3 Financing, Inc., 5.375%, 1/15/24(1)(10)	6,180	6,272,700
SBA Telecommunications, Inc., 5.75%, 7/15/20	8,665	9,076,588
Sprint Capital Corp., 8.75%, 3/15/32	5,050	4,557,625
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,066,953
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	16,679,550
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	30,979,075
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,368,875
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,070,000
Sprint Corp., 7.25%, 9/15/21	18,505	17,047,731
Sprint Corp., 7.625%, 2/15/25	16,885	15,027,650
Sprint Corp., 7.875%, 9/15/23	28,650	26,501,250
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,153,802

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 6.375%, 3/1/25	$4,120	$4,150,900
T-Mobile USA, Inc., 6.464%, 4/28/19	9,910	10,219,688
T-Mobile USA, Inc., 6.625%, 4/1/23	6,760	6,918,454
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,154,750
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,892,825
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	19,610	20,100,250
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	12,970	13,099,700
Windstream Services, LLC, 7.75%, 10/1/21	15,555	13,489,140
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23(1)	10,215	10,439,730

		$356,979,156

Transportation Ex Air / Rail — 1.1%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,308,225
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	7,912,000
XPO Logistics, Inc., 6.50%, 6/15/22(1)	18,150	16,266,937
XPO Logistics, Inc., 7.875%, 9/1/19(1)	36,979	37,348,790

		$63,835,952

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$3,833,250
Calpine Corp., 5.375%, 1/15/23	10,255	9,819,162
Calpine Corp., 5.75%, 1/15/25	3,295	3,134,369
Dynegy, Inc., 6.75%, 11/1/19	15,645	15,684,112
Dynegy, Inc., 7.375%, 11/1/22	12,470	12,608,168
Dynegy, Inc., 7.625%, 11/1/24	10,620	10,699,650
NRG Energy, Inc., 7.875%, 5/15/21	11,765	11,765,000
NRG Energy, Inc., 8.25%, 9/1/20	6,695	6,895,850
TerraForm Global Operating, LLC, 9.75%, 8/15/22(1)	5,690	5,121,000
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	4,545	4,215,488
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	4,530	4,088,325

		$87,864,374

Total Corporate Bonds & Notes (identified cost $4,804,660,738)		$4,732,054,915

Senior Floating-Rate Loans — 4.9%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals — 0.0%(9)
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$2,565	$2,528,357

		$2,528,357

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,408	$9,172,800

		$9,172,800

Energy — 0.2%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$10,551,042

		$10,551,042

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,565,000

		$6,565,000

Gaming — 0.2%
Station Casinos, LLC, Term Loan, 4.25%, Maturing 3/2/20	$10,212	$10,224,595

		$10,224,595

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,005	$7,026,978

		$7,026,978

Metals / Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$8,869	$7,536,246

		$7,536,246

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,503	$7,470,641
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	9,397	9,423,659

		$16,894,300

Services — 1.0%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$19,575	$18,265,922
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	14,480	14,481,810
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	12,171,515
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,919	3,384,729

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services (continued)
ServiceMaster Company, Term Loan, Maturing 7/1/21(12)	$8,650	$8,662,975

		$56,966,951

Super Retail — 1.3%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$15,784	$15,804,287
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	20,094	19,302,799
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,831,250
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	12,479	12,491,949
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	16,107	14,093,625

		$71,523,910

Technology — 0.1%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$8,895	$6,923,272

		$6,923,272

Telecommunications — 0.8%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$12,114	$11,595,783
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	34,250	30,979,125

		$42,574,908

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,165,254
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,912	1,689,305
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	330	291,259
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,638	2,330,076

		$6,475,894

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$17,456	$17,466,970
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	4,684	4,689,283

		$22,156,253

Total Senior Floating-Rate Loans (identified cost $289,289,549)		$277,120,506

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.0%(9)
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,741	$1,666,156

		$1,666,156

Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$19,505	$24,807,922

		$24,807,922

Utilities — 0.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$10,265	$9,123,019
NRG Yield, Inc., 3.50%, 2/1/19(1)	9,175	8,613,031

		$17,736,050

Total Convertible Bonds (identified cost $56,998,476)		$44,210,128

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

Hilton USA Trust Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(13)	$5,515	$5,569,624
Motel 6 Trust Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	4,071	4,003,557

		$9,573,181

Total Commercial Mortgage-Backed Securities (identified cost $9,529,317)		$9,573,181

Common Stocks — 0.2%

Security	Shares	Value

Building Materials — 0.1%
Panolam Holdings Co.(5)(7)(14)	6,997	$6,087,600

		$6,087,600

Consumer Products — 0.0%(9)
HF Holdings, Inc.(5)(7)(14)	3,400	$55,658

		$55,658

Security	Shares	Value

Energy — 0.1%
Seven Generations Energy, Ltd., Class A(14)	270,455	$2,881,185

		$2,881,185

Gaming — 0.0%(9)
New Cotai Participation Corp., Class B(5)(7)(14)	36	$524,268

		$524,268

Total Common Stocks (identified cost $9,486,727)		$9,548,711

Convertible Preferred Stocks — 0.6%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$2,983,313
Chesapeake Energy Corp., 5.75%	2,751	1,028,186

		$4,011,499

Health Care — 0.5%
Alere, Inc., 3.00%	95,349	$30,678,541

		$30,678,541

Total Convertible Preferred Stocks (identified cost $32,051,373)		$34,690,040

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(14)	10,260,000	$64,125
Adelphia, Inc., Escrow Certificate(14)	5,085,000	31,781

		$95,906

Energy — 0.0%
SemGroup Corp., Escrow Certificate(5)(14)	10,225,000	$0

		$0

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(14)	$2,354,459	$23,544
PGP Investors, LLC, Membership Interests(5)(7)(14)	38,571	17,533,801

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Principal Amount/ Shares	Value

Gaming (continued)
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(14)	$8,520	$4,828,000

		$22,385,345

Utilities — 0.0%(9)
EME Reorganization Trust	9,902,937	$49,515

		$49,515

Total Miscellaneous (identified cost $15,283,904)		$22,530,766

Warrants — 0.0%

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(5)(14)	5,575	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(15)	$430,795	$430,795,301

Total Short-Term Investments (identified cost $430,795,301)		$430,795,301

Total Investments — 99.2% (identified cost $5,648,095,385)		$5,560,523,548

Other Assets, Less Liabilities — 0.8%		$44,747,840

Net Assets — 100.0%		$5,605,271,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $2,620,686,438 or 46.8% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2015.

(7)	Restricted security (see Note 5).

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Amount is less than 0.05%.

(10)	When-issued security/delayed delivery security.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(12)	This Senior Loan will settle after October 31, 2015, at which time the interest rate will be determined.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,631,719	CAD	3,460,000	State Street Bank and Trust Company	1/29/16	$—	$(13,233)

						$—	$(13,233)

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Ford Motor Co.	Baa3/BBB-	$ 5,000	5.00%(1)	3/20/17	$356,940	$(42,735)	$314,205
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00(1)	12/20/16	242,373	(1,833)	240,540
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00(1)	9/20/16	190,697	(54,545)	136,152
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00(1)	9/20/16	190,697	(30,477)	160,220
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00(1)	12/20/16	478,688	(90,873)	387,815
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00(1)	9/20/16	190,697	(35,297)	155,400
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00(1)	12/20/16	478,687	(67,317)	411,370

Total			$36,500			$2,128,779	$(323,077)	$1,805,702

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $5,217,300,084)	$5,129,728,247
Affiliated investment, at value (identified cost, $430,795,301)	430,795,301
Cash	1,267,946
Restricted cash*	2,070,000
Foreign currency, at value (identified cost, $47)	47
Interest and dividends receivable	88,371,547
Interest receivable from affiliated investment	79,087
Receivable for investments sold	23,664,553
Receivable for open swap contracts	1,805,702
Premium paid on open swap contracts	323,077
Total assets	$5,678,105,507

Liabilities
Cash collateral due to brokers	$2,070,000
Payable for investments purchased	20,632,372
Payable for when-issued/delayed delivery securities	47,150,000
Payable for open forward foreign currency exchange contracts	13,233
Payable to affiliates:
Investment adviser fee	2,699,159
Trustees’ fees	5,667
Accrued expenses	263,688
Total liabilities	$72,834,119
Net Assets applicable to investors’ interest in Portfolio	$5,605,271,388

Sources of Net Assets
Investors’ capital	$5,691,050,760
Net unrealized depreciation	(85,779,372)
Total	$5,605,271,388

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest and other income	$327,996,312
Dividends	3,115,091
Interest allocated from affiliated investment	470,352
Expenses allocated from affiliated investment	(34,282)
Total investment income	$331,547,473

Expenses
Investment adviser fee	$30,633,639
Trustees’ fees and expenses	68,000
Custodian fee	848,736
Legal and accounting services	316,874
Miscellaneous	153,348
Total expenses	$32,020,597
Deduct —
Reduction of custodian fee	$339
Total expense reductions	$339

Net expenses	$32,020,258

Net investment income	$299,527,215

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(43,828,652)
Investment transactions allocated from affiliated investment	422
Swap contracts	352,609
Foreign currency and forward foreign currency exchange contract transactions	552,511
Net realized loss	$(42,923,110)
Change in unrealized appreciation (depreciation) —
Investments	$(247,889,476)
Swap contracts	(1,609,038)
Foreign currency and forward foreign currency exchange contracts	(6,306)
Net change in unrealized appreciation (depreciation)	$(249,504,820)

Net realized and unrealized loss	$(292,427,930)

Net increase in net assets from operations	$7,099,285

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$299,527,215	$304,109,488
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(42,923,110)	53,083,875
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(249,504,820)	(66,531,928)
Net increase in net assets from operations	$7,099,285	$290,661,435
Capital transactions —
Contributions	$1,318,564,137	$840,043,826
Withdrawals	(765,685,016)	(967,264,329)
Net increase (decrease) in net assets from capital transactions	$552,879,121	$(127,220,503)

Net increase in net assets	$559,978,406	$163,440,932

Net Assets
At beginning of year	$5,045,292,982	$4,881,852,050
At end of year	$5,605,271,388	$5,045,292,982

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income	5.78%	5.81%	6.15%	6.49%	7.60%
Portfolio Turnover	36%	43%	56%	64%	70%

Total Return	0.28%	5.74%	9.17%	11.44%	6.01%

Net assets, end of year (000’s omitted)	$5,605,271	$5,045,293	$4,881,852	$5,344,748	$3,296,550

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

36	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Income Fund of Boston, Eaton Multi-Strategy All Market Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 97.1%, less than 0.05%, 2.6% and 0.2%, respectively, in the Portfolio. The Declaration of Trust permits the Trustees to issue interests in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

37

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

38

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $30,633,639 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,340,621,906 and $1,770,479,605, respectively, for the year ended October 31, 2015.

39

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,663,412,288

Gross unrealized appreciation	$123,855,550
Gross unrealized depreciation	(226,744,290)

Net unrealized depreciation	$(102,888,740)

The net unrealized appreciation on derivative contracts and foreign currency at October 31, 2015 on a federal income tax basis was $207,843.

5  Restricted Securities

At October 31, 2015, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 5/20/15	$651,360	$604,324	$673,050

Total Corporate Bonds & Notes			$604,324	$673,050

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$55,658
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	524,268
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,087,600

Total Common Stocks			$5,138,965	$6,667,526

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$17,533,801
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	149,100	4,828,000

Total Miscellaneous			$13,452,225	$22,361,801

Total Restricted Securities			$19,195,514	$29,702,377

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

40

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $13,233. At October 31, 2015, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$2,128,779	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	—		(13,233	)(2)

Total Derivatives subject to master netting or similar agreements		$2,128,779		$(13,233)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

41

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$356,940	$—	$—	$(356,940)	$—
Credit Suisse International	242,373	—	(242,373)	—	—
Deutsche Bank AG	860,082	—	—	(860,000)	82
Goldman Sachs International	669,384	—	—	(669,384)	—

	$2,128,779	$—	$(242,373)	$(1,886,324)	$82

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(13,233)	$—	$—	$—	$(13,233)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$352,609	$(1,609,038)
Foreign Exchange	Forward foreign currency exchange contracts	565,638	(8,912)

Total		$918,247	$(1,617,950)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts
$4,099,000	$49,677,000

42

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,731,381,865	$673,050	$4,732,054,915
Senior Floating-Rate Loans	—	277,120,506	—	277,120,506
Convertible Bonds	—	44,210,128	—	44,210,128
Commercial Mortgage-Backed Securities	—	9,573,181	—	9,573,181
Common Stocks	2,881,185	—	6,667,526	9,548,711
Convertible Preferred Stocks	2,983,313	31,706,727	—	34,690,040
Miscellaneous	49,515	4,947,450	17,533,801	22,530,766
Warrants	—	—	0	0
Short-Term Investments	—	430,795,301	—	430,795,301

Total Investments	$5,914,013	$5,529,735,158	$24,874,377	$5,560,523,548
Swap Contracts	$—	$2,128,779	$—	$2,128,779

Total	$5,914,013	$5,531,863,937	$24,874,377	$5,562,652,327

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(13,233)	$—	$(13,233)

Total	$—	$(13,233)	$—	$(13,233)

43

Boston Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

44

Boston Income Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Boston Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Boston Income Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2015

45

Eaton Vance

Income Fund of Boston

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

46

Eaton Vance

Income Fund of Boston

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm)
(1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	1995	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside

47

Eaton Vance

Income Fund of Boston

October 31, 2015

Management and Organization — continued

(launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443    10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$71,372	$82,172
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,610	$17,108
All Other Fees(3)	$0	$0

Total	$87,982	$99,280

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$16,610	$17,108
Eaton Vance(1)	$99,750	$46,000

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 15, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 15, 2015